Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of Investments Accounted for Using Equity Method
The detail of investments accounted for by the equity method and the share of income/(loss) of these investments is the following:

	% Holding	Investments accounted for by the equity method		Share of income (loss) of investments accounted for by the equity method
Millions of euros		31/12/2022	31/12/2021	2022	2021	2020
VMED O2 UK Ltd	50%	10,779	12,129	292	(103)	—
Movistar Prosegur Alarmas	50%	252	263	(12)	(2)	(4)
FiBrasil Infraestructura e Fibra Ótica, S.A.	50%	79	68	(8)	(3)	—
Unsere Grüne Glasfaser	50%	108	53	(64)	(25)	(1)
Opal Jvco Limited (nexfibre)	25%	55	—	26	—	—
Others		2	9	(4)	1	2
Joint ventures		11,275	12,522	230	(132)	(3)
Daytona Midco, S.L. (Nabiax)	20.00%	120	81	(1)	—	—
Adquira España, S.A.	44.44%	4	4	—	—	—
HoldCo Infraco SpA. (Onnet Fibra Chile)	40%	79	76	—	(1)	—
Alamo HoldCo S.L. (Onnet Fibra Colombia)	40%	12	—	(15)	—	—
Internet para todos S.A.C	54.67%	55	52	(3)	(5)	—
Telefónica Factoring España, S.A.	50%	7	7	4	3	3
Telefónica Factoring do Brasil, Ltda.	50%	3	3	3	3	2
Telefónica Factoring Peru, S.A.C.	50%	2	3	1	1	1
Telefónica Factoring Colombia, S.A.	50%	1	2	1	1	1
Telefónica Factoring México,S.A. de C.V.	50%	1	1	—	—	—
Telefónica Factoring Chile, SpA.	50%	1	1	—	—	—
Telefónica Factoring Ecuador, S.A.	50%	—	—	—	—	—
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A.	50%	19	19	2	2	(1)
Movistar Consumer Finance Colombia SAS	50%	2	1	(3)	(1)	—
Others		6	1	(2)	2	(1)
Associates		312	251	(13)	5	5
Total		11,587	12,773	217	(127)	2
The detail of the movement in investments accounted for by the equity method in 2022 and 2021 is as follows:

Investments accounted for by the equity method	Millions of euros
Balance at 12/31/2020	427
Additions	12,329
Disposals	(5)
Translation differences and other comprehensive income (loss)	350
(Loss) income	(127)
Dividends	(198)
Transfers and others	(3)
Balance at 12/31/2021	12,773
Additions	181
Disposals	(12)
Translation differences and other comprehensive income (loss)	(646)
Income (loss)	217
Dividends	(920)
Transfers and others	(6)
Balance at 12/31/2022	11,587

Disclosure of Statement of Financial Position and Income Statement of Joint Ventures
Detail of the main items on the statements of financial position and income statements of VMED O2 UK Ltd

Millions of euros	12/31/2022	12/31/2021
Non current assets	46,280	48,779
Current assets	3,782	3,554
Cash and cash equivalents	555	415
Total Assets	50,062	52,333
Non current liabilities	20,840	20,593
Non current financial liabilities	19,668	19,185
Non-current lease liabilities	725	885
Other non current liabilities	447	523
Current liabilities	7,786	7,605
Current financial liabilities	3,248	2,841
Current lease liabilities	221	219
Other current liabilities	4,317	4,545
Total Liabilities	28,626	28,198
Equity (100% VMO2)	21,436	24,135
50% Telefónica Group	10,718	12,068
Acquisition costs	61	61
Investments accounted for by the equity method	10,779	12,129

Millions of euros	January - December 31 2022	June 1 - December 31 2021
Revenues	12,155	7,223
Other operating income	551	290
Operating expenses	(8,305)	(5,063)
OIBDA	4,401	2,450
Depreciation and amortization	(4,170)	(2,395)
Operating income	231	55
Share of income (loss) of investments accounted for by the equity method	1	—
Financial income	24	27
Financial expenses	(1,020)	(504)
Realised and unrealised gains on derivative instruments, net (1)	2,567	489
Foreign currency transaction losses, net	(1,296)	(367)
Net financial expense	275	(355)
Result before taxation	507	(300)
Income tax	(15)	65
Result for the period (100% VMO2)	492	(235)
50% attributable to Telefónica Group	246	(117)
Share-based compensation (2)	14	14
Other adjustments	32	—
Share of income (loss) of investments accounted for by the equity method	292	(103)
Other comprehensive income (100% VMO2)	(113)	68
(1) VMO2 entered into various derivative instruments to manage interest rate exposure and foreign currency exposure. Generally, VMO2 does not apply hedge accounting to its derivative instruments. Accordingly, changes in the fair values of most of its derivatives are recorded in the finance results of its consolidated income statement.

(2) Amount related to incentive awards held by certain employees of VMO2 associated with ordinary shares of Liberty Global and Telefónica. Share-based compensation expense is included in Operating expenses in the consolidated income statement of VMO2.

The breakdown of the key financial highlights of Movistar Prosegur Alarmas group for the latest period available at the time of preparation of these consolidated financial statements and the reconciliation with the carrying amount in the Group are as follows:

Millions of euros	12/31/2022	12/31/2021
Assets	352	224
Liabilities	(346)	(202)
Net assets	6	22
Purchase price allocation
Assets	136	146
Liabilities	(35)	(38)
Net assets	101	108
% Holding	50%	50%
Group’s share in equity	54	65
Goodwill	198	198
Carrying amount in the Telefónica Group	252	263

Disclosure Of Purchase Commitments

Millions of euros	2023	2024	2025	2026	2027	Subsequent years	Total
Purchase commitments	1,106	154	89	60	58	37	1,504
Programming commitments	698	606	446	437	413	204	2,804
Network and connectivity commitments	891	82	57	24	22	199	1,275
Other commitments	359	265	264	266	124	16	1,294
Total commitments VMO2 (100%)	3,054	1,107	856	787	617	456	6,877

Disclosure of Breakdown of Balances and Transactions Related to Associates and Joint Ventures Recognized
The breakdown of balances and transactions related to associates and joint ventures recognized with VMO2 in the consolidated statement of financial position and consolidated income statement is as follows:

Millions of euros	12/31/2022	12/31/2021
Receivables from associates and joint ventures for current operations	40	54
Payables to associates and joint ventures	5	259

Millions of euros	2022	2021
Revenue from operations with associates and joint ventures	130	103
Expenses from operations with associates and joint ventures	63	29

Disclosure of Statement of Financial Position and Income Statement of Associates and Joint Ventures
The breakdown of items related to associates and joint ventures recognized in the consolidated statements of financial position and consolidated income statements is as follows:

	12/31/2022			12/31/2021
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Credits and other financial assets from associates and joint ventures	217	11	228	87	10	97
Receivables from associates and joint ventures (Note 14)	66	85	151	34	87	121
Long-term contractual liabilities to associates and joint ventures	82	51	133	—	31	31
Payables to associates and joint ventures (Note 22)	72	21	93	72	272	344
Short-term contractual liabilities to associates and joint ventures	7	12	19	—	8	8
Other short-term liabilities to associates and joint ventures (Note 22)	—	1	1	—	—	—

	2022			2021			2020
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Revenue from operations with associates and joint ventures	209	251	460	65	263	328	13	255	268
Expenses from operations with associates and joint ventures	199	116	315	86	36	122	37	2	39
Financial revenues with associates and joint ventures	27	1	28	1	—	1	—	—	—
Financial expenses with associates and joint ventures	1	9	10	1	—	1	—	—	—